Income Taxes (Details 1) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Amortization of intangibles	$ 329,700	$ 303,900
Research and development credits	89,400	0
Various accruals	150,700	173,600
Other	19,400	13,300
Gross	589,200	490,800
Deferred tax liability:
Depreciation of property and amortization of goodwill	(52,100)	(59,700)
Net deferred tax assets	$ 537,100	$ 431,100